Goodwill and Other Intangible Assets - Schedule of Asset Impairment Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Total	$ 40,597	$ 23,465	$ 0
Continuing Operations
Goodwill [Line Items]
Impairments of Deferred costs and Other intangible assets, net	2,696	0	0
Impairments of long-lived assets	4,425	0	0
Total	$ 7,121	$ 0	$ 0